Related Parties Transactions - Schedule of Related Parties of the Company with whom Transactions (Details)	12 Months Ended
Dec. 31, 2024
BioFirst Corporation (the “BioFirst”) [Member]
Schedule of Related Parties of the Company with whom Transactions [Line Items]
Relationship with the Company and its subsidiaries	Entity controlled by controlling beneficiary shareholder of YuanGene
BioFirst (Australia) Pty Ltd. (the “BioFirst (Australia)”) [Member]
Schedule of Related Parties of the Company with whom Transactions [Line Items]
Relationship with the Company and its subsidiaries	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
Rgene Corporation (the “Rgene”) [Member]
Schedule of Related Parties of the Company with whom Transactions [Line Items]
Relationship with the Company and its subsidiaries	Shareholder of the Company; Entity controlled by controlling beneficiary shareholder of YuanGene; the Chairman of Rgene is Mr. Tsung-Shann Jiang
GenePharm Inc. (the “GenePharm”) [Member]
Schedule of Related Parties of the Company with whom Transactions [Line Items]
Relationship with the Company and its subsidiaries	Dr. George Lee, Board Director of Biokey, is the Chairman of GenePharm.
The Jiangs [Member]
Schedule of Related Parties of the Company with whom Transactions [Line Items]
Relationship with the Company and its subsidiaries	Mr. Tsung-Shann Jiang, the controlling beneficiary shareholder of the Company and Rgene, the Chairman and CEO of the BioLite Holding Inc. and BioLite Inc. and the President and a member of board of directors of BioFirst Ms. Shu-Ling Jiang, Mr. Tsung-Shann Jiang’s wife, is the Chairman of Keypoint; and a member of board of directors of BioLite Inc. Mr. Eugene Jiang is Mr. and Ms. Jiang’s son. Mr. Eugene Jiang is the chairman, and majority shareholder of the Company and a member of board of directors of BioLite Inc. Mr. Chang-Jen Jiang is Mr. Tsung-Shann Jiang’s sibling and the director of the Company. Ms. Mei-Ling Jiang is Ms. Shu-Ling Jiang’s sibling.
BioLite Japan [Member]
Schedule of Related Parties of the Company with whom Transactions [Line Items]
Relationship with the Company and its subsidiaries	Entity controlled by controlling beneficiary shareholder of ABVC
BioHopeKing Corporation (“BHK”) [Member]
Schedule of Related Parties of the Company with whom Transactions [Line Items]
Relationship with the Company and its subsidiaries	Entity controlled by controlling beneficiary shareholder of ABVC
AiBtl (Holding) BioPharma, Inc. (“AiBtl Holding”) [Member]
Schedule of Related Parties of the Company with whom Transactions [Line Items]
Relationship with the Company and its subsidiaries	Founding shareholder of AiBtl BioPharma Inc.
Jaimes Vargas Russman [Member]
Schedule of Related Parties of the Company with whom Transactions [Line Items]
Relationship with the Company and its subsidiaries	CEO of AiBtl BioPharma Inc.
Lion Arts Promotion, Inc. [Member]
Schedule of Related Parties of the Company with whom Transactions [Line Items]
Relationship with the Company and its subsidiaries	Entity controlled by the Jiangs.